Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax assets (liabilities):
Current tax assets	$ 8,949	$ 4,719
Current tax liabilities	(9,837)	(12,016)
Total current tax assets (liabilities)	(888)	(7,297)
Non-current tax assets (liabilities):
Deferred tax assets	4,692	10,744
Deferred tax liabilities	(77,688)	(41,792)
Total non-current tax assets (liabilities)	$ (72,996)	$ (31,048)	$ (35,807)